Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Schedule of Estimate Impairment Evaluations (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Brazil [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	41.90%	41.37%
Average margin on CAPEX	19.62%	22.98%
Average pre-tax discount rate (WACC)	9.30%	4.62%
Puerto Rico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	26.98%	21.54%
Average margin on CAPEX	8.91%	14.36%
Average pre-tax discount rate (WACC)	6.14%	3.00%
Dominican Republic [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	53.93%	52.02%
Average margin on CAPEX	13.82%	13.86%
Average pre-tax discount rate (WACC)	11.13%	5.84%
Mexico [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	36.19%	36.21%
Average margin on CAPEX	18.61%	15.89%
Average pre-tax discount rate (WACC)	8.60%	6.24%
Ecuador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	47.14%	44.76%
Average margin on CAPEX	18.42%	12.48%
Average pre-tax discount rate (WACC)	20.13%	14.48%
Peru [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	36.53%	36.63%
Average margin on CAPEX	21.05%	17.19%
Average pre-tax discount rate (WACC)	10.39%	3.99%
El Salvador [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	45.18%	44.82%
Average margin on CAPEX	17.59%	24.25%
Average pre-tax discount rate (WACC)	22.37%	10.78%
Colombia [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	42.25%	43.36%
Average margin on CAPEX	27.41%	23.18%
Average pre-tax discount rate (WACC)	13.70%	7.18%
Bottom of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	32.70%	31.60%
Average margin on CAPEX	7.70%	7.48%
Average pre-tax discount rate (WACC)	5.47%	2.91%
Bottom of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	32.92%	30.55%
Average margin on CAPEX	9.63%	4.91%
Average pre-tax discount rate (WACC)	9.16%	4.64%
Top of range [member] | Europe [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	47.31%	45.32%
Average margin on CAPEX	21.10%	24.37%
Average pre-tax discount rate (WACC)	24.11%	9.83%
Top of range [member] | Other countries [member]
Disclosure of impairment of assets [line items]
Average margin on EBIDTA	49.54%	48.52%
Average margin on CAPEX	25.97%	30.03%
Average pre-tax discount rate (WACC)	29.94%	14.39%